Investments in joint ventures - Summarized financial information relating to joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 194,629	$ 213,032	$ 248,891
Profit (loss) before interest and taxation		11,297	27,348	18,039
Finance costs		4,683	3,840	2,703
Profit (loss) before taxation		6,782	23,749	15,405
Taxation		5,553	7,869	16,762
Profit (loss) for the year	[1]	1,229	15,880	(1,357)
Other comprehensive income	[1]	(461)	(511)	8,208
Total comprehensive income	[1]	768	15,369	6,851
Non-current assets		179,394	176,148
Current assets		102,834	104,146
Total assets		282,228	280,294
Current liabilities		82,241	86,078
Non-current liabilities		121,669	108,723
Total liabilities		203,910	194,801
Net assets		78,318	85,493
Non-controlling interests		19,072	15,210
bp shareholders’ equity		59,246	70,283
Depreciation, depletion and amortization		16,622	15,928	14,318
Cash and cash equivalents		39,204	33,030	29,195	$ 30,681
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		5,410	5,164	2,274
Profit (loss) before interest and taxation		1,896	2,146	1,460
Finance costs		512	400	218
Profit (loss) before taxation		1,384	1,746	1,242
Taxation		376	346	162
Profit (loss) for the year		1,008	1,400	1,080
Other comprehensive income		0	0	0
Total comprehensive income		1,008	1,400	1,080
Non-current assets		20,584	18,788
Current assets		3,384	3,928
Total assets		23,968	22,716
Current liabilities		3,576	2,510
Non-current liabilities		10,174	10,074
Total liabilities		13,750	12,584
Net assets		10,218	10,132
Non-controlling interests		0	0
bp shareholders’ equity		10,218	10,132
Depreciation, depletion and amortization		2,844	2,768	1,145
Interest income		0	0	11
Interest expense		513	407	218
Cash and cash equivalents		570	603
Current financial liabilities		3,417	2,409
Non-current financial liabilities		$ 3,426	$ 4,735
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues				6,408
Profit (loss) before interest and taxation				1,560
Finance costs				376
Profit (loss) before taxation				1,184
Taxation				108
Profit (loss) for the year				1,076
Other comprehensive income				0
Total comprehensive income				1,076
Depreciation, depletion and amortization				1,039
Interest income				29
Interest expense				$ 375

[1]	See Note 32 for further information.